INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Income tax (expense) benefit (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DEFERRED INCOME TAX ASSETS/LIABILITIES
Current tax	$ (13,299)	$ (7,700)	$ 144,915
Deferred tax	(485,730)	906,103	74,298
Income tax benefit (expense)	$ (499,029)	$ 898,403	$ 219,213